Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Grizzle Growth ETF
Shareholder Report [Line Items]
Fund Name	Grizzle Growth ETF
Class Name	Grizzle Growth ETF
Trading Symbol	DARP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Grizzle Growth ETF (the "Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etf.grizzle.com. You can also request this information by contacting us at 1-800-617-0004 or by writing to the Grizzle Growth ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.etf.grizzle.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Grizzle Growth ETF	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 16.52% - at NAV. This compares to the 22.15% total return for the S&P 500® Index for the same period.Based on our key themes, we attempt to position the strategy with strong and consistent characteristic advantages versus the benchmark and relative to the overall market. Portfolio positions generally have higher revenue growth rates and higher margins. Though many of them trade at premium valuations to companies in the benchmark, we believe current valuations do not fully price in future cashflow (the net cash and cash equivalents transferred in and out of a company. Cash received represents inflows, while money spent represents outflows), generation potential meaning the stocks trade at an actual discount to the benchmark looking 4-6 years out.

What Factors Influenced Performance

In the current market environment of weakening economic growth and moderating inflation, we believe the Grizzle Growth ETF is best positioned utilizing a barbell portfolio approach of technology leaders and emerging disruptors. Tech leaders currently have a funding and competitive advantage and have been buying emerging leaders, cementing their grip on industry market share. We believe owning companies at both ends of the competitive spectrum dampens volatility while also offering upside through existing competitive advantages or through disruption of industry leaders. For the commodity pillar of the fund, we believe the structural demand opportunity for natural gas is significant, the near-term opportunity for North American gas to continue supplying demand growth worldwide is clear and in the medium to long-term we believe natural gas serves as an optimal transition fuel to lower emissions. The fund also seeks to own producers of the commodities fueling future technology trends with copper and lithium as two specific examples. We believe a decade of underinvestment in mining of certain commodities coupled with accelerating demand growth will lead to higher prices and better profitability over the medium term.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Since Inception (12/16/2021)
Grizzle Growth ETF - at NAV	16.52%	9.90%
Grizzle Growth ETF - at Market	16.54%	9.88%
S&P 500® Total Return Index	22.15%	8.30%

Performance Inception Date	Dec. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,737,000
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 85,414
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$14,737
Number of Holdings	39
Total Management Fee	$85,414
Annual Portfolio Turnover	85%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
NVIDIA Corp.	18.9
Microsoft Corp.	10.7
Apple, Inc.	7.7
Alphabet, Inc. - Class A	6.3
Micron Technology, Inc.	5.1
Meta Platforms, Inc. - Class A	4.8
ASML Holding NV - NYRS	4.3
Airbnb, Inc. - Class A	3.6
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.3
Amazon.com, Inc.	3.1

Material Fund Change [Text Block]

How has the Fund changed?

In connection with a reorganization (Reorganization), the Fund assumed the assets and liabilities of Grizzle Growth ETF, a series of the Listed Funds Trust (the “Predecessor Fund”) as of the close of business on August 25, 2023. All historical financial information and other information relating to the Fund for periods prior to the closing of the Reorganization is that of the Predecessor Fund.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.